Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Net revenue	$ 156,630	$ 838,446	$ 367,870	$ 4,469,997	$ 5,222,248	$ 11,429,383
Cost of goods sold	167,891	1,063,538	407,359	4,486,541	5,249,121	10,380,051
Gross profit	(11,261)	(225,092)	(39,489)	(16,544)	(26,873)	1,049,332
Operating expenses
Sales and marketing	201,590	536,463	804,048	1,627,166	2,078,830	2,271,392
General and administrative	595,241	1,458,468	1,816,338	5,185,762	6,012,542	5,868,175
Total operating expenses	796,831	1,994,931	2,620,386	6,812,928	8,091,372	8,139,567
Loss from operations	(808,092)	(2,220,023)	(2,659,875)	(6,829,472)	(8,118,245)	(7,090,235)
Other income (expense)
Interest income (expense), net	(1,367)	(36,433)	(6,730)	(71,219)	(103,429)	(21,260)
Adjustment to the fair value of common stock warrants		8,972	9	(417,668)	(416,526)	2,592,722
Other income			420,000
Total other income (expense)	(1,367)	(27,461)	413,279	(488,887)	(519,955)	2,571,462
Loss before provision for income taxes and discontinued operations	(809,459)	(2,247,484)	(2,246,596)	(7,318,359)	(8,638,200)	(4,518,773)
Provision for income taxes	0	0
Net loss from continuing operations	(809,459)	(2,247,484)	(2,246,596)	(7,318,359)	(8,638,200)	(4,518,773)
Income (loss) from discontinued operations, net of tax	3,200	8,932	10,797	31,905	15,807	(112,848)
Net loss	(806,259)	(2,238,552)	(2,235,799)	(7,286,454)	(8,622,393)	(4,631,621)
Preferred stock dividend	(28,980)	(75,331)	(124,509)	(117,618)	(174,342)	(99,047)
Preferred deemed dividend	(501,304)		(875,304)		(362,903)	(975,460)
Net loss attributable to common stockholders	$ (1,336,543)	$ (2,313,883)	$ (3,235,612)	$ (7,404,072)	$ (9,159,638)	$ (5,706,128)
Net loss per common and common equivalent share (basic and diluted) attributable to common shareholders (in Dollars per share)	$ (0.02)	$ (0.11)	$ (0.06)	$ (0.40)	$ (0.46)	$ (0.46)
Weighted average shares used in computing loss per common share: (basic and diluted) (in Shares)	81,746,372	19,883,887	56,695,767	18,163,851	19,400,724	12,342,655